RENTAL INCOME	12 Months Ended
Jul. 31, 2019
RENTAL INCOME [Abstract]
RENTAL INCOME

6. RENTAL INCOME:

Rental income for each of the fiscal years 2019 and 2018 is as follows:

	July 31,
	2019	2018
Minimum rentals
Company owned property	$12,448,374	$11,652,482
Leased property	6,677,998	6,502,219
	19,126,372	18,154,701
Contingent rentals
Company owned property	850,226	746,442
Leased property	448,241	399,739
	1,298,467	1,146,181
Total	$20,424,839	$19,300,882

Future minimum non-cancelable rental income for leases with initial or remaining terms of one year or more is as follows:

Fiscal Year	Company Owned Property	Leased Property	Total
2020	$10,038,712	$6,120,283	$16,158,995
2021	9,521,380	5,009,044	14,530,424
2022	7,878,165	4,039,069	11,917,234
2023	7,399,288	3,270,666	10,669,954
2024	6,483,940	2,987,050	9,470,990
After 2024	52,632,826	14,842,540	67,475,366
Total	$93,954,311	$36,268,652	$130,222,963

Rental income is recognized on a straight-line basis over the lives of the leases.